WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding at March 31, 2025:

Number	Remaining Life	Exercise Price
1,142,857	48 months	$0.0001
4,571,429	46 months	$0.0001
85,499,998	36 months	$0.0300
85,499,998	36 months	$0.0500
6,333,332	35 months	$0.0300
6,333,332	35 months	$0.0500
1,904,762	33 months	$0.0001
1,904,762	32 months	$0.0001
1,904,762	31 months	$0.0001
1,904,762	28 months	$0.0001
22,857,147	23 months	$0.0001
21,540,438	20 months	$0.02
3,500,000	14 months	$0.10
4,000,000	14 months	$0.11
248,897,579	32.79 weighted average	$0.034 weighted average

The aggregate intrinsic value of vested share options at March 31, 2025 was $470,476.

Warrants outstanding at December 31, 2024:

Number	Remaining Life	Exercise Price
1,142,857	51 months	$0.0001
4,571,429	49 months	$0.0001
1,904,762	36 months	$0.0001
1,904,762	35 months	$0.0001
1,904,762	34 months	$0.0001
1,904,762	31 months	$0.0001
22,857,147	26 months	$0.0001
21,540,438	23 months	$0.02
3,500,000	17 months	$0.10
4,000,000	12 months	$0.11
65,230,919	26.96 months weighted average	$0.0188 weighted average

SCHEDULE OF WARRANTS
	March 31, 2025	March 31, 2024
Beginning balance	65,230,919	75,127,744
Issued	183,666,660	5,714,286
Exercised	-	-
Expired/Cancelled	-	-
Ending Balance	248,897,579	80,842,030

	2024	2023
Beginning balance	75,127,744	75,527,744
Issued	5,714,286	21,540,438
Exercised	-	(21,540,438)
Expired/Cancelled	(15,611,111)	(400,000)
Ending Balance	65,230,919	75,127,744